INCOME TAXES - Schedule of income tax expense (recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Canadian:
Current	$ 36	$ (8,349)
Deferred	0	0
Total	36	(8,349)
Foreign:
Current	3,564	(2,410)
Deferred	(3,594)	(1,150)
Total	(30)	(3,560)
Total:
Current	3,600	(10,759)
Deferred	(3,594)	(1,150)
Total	$ 6	$ (11,909)